Accounts Receivable, Net - Schedule of Accounts receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Accounts receivable	$ 15,085	$ 10,034
Less: Allowance for doubtful accounts	(3,366)	(3,289)	$ (495)
Accounts receivable, net	$ 11,719	$ 6,745